Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 562	$ 740
Liability	(485)	(658)
Net	77	82
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	191	152
Liability	(272)	(229)
Net	(81)	(77)
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	371	588
Liability	(213)	(429)
Net	$ 158	$ 159